Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 573,667	$ 1,495,844	$ 422,958
Restricted cash	35,729,235
Accounts receivable – net	1,780,813	1,780,110
Contract assets	223,386	48,234
Prepaid expenses and other current assets	12,961,258	4,682,125	27,462
Total current assets	51,268,359	8,006,313	450,420
Property and equipment – net of accumulated depreciation	55,961,757	441,024	13,611
Construction in progress	73,793,522	51,927,377	187,235
Intangible assets – net of accumulated amortization	8,592,745	8,692,745	391,250
Goodwill	2,754,438	2,754,438
Other noncurrent assets	2,870	2,458,870
Total noncurrent assets	141,105,332	66,274,454	592,096
Total Assets	192,373,691	74,280,767	1,042,516
Current liabilities:
Line of credit	7,056,583
Trade accounts payable	11,787,543	14,845,004	24,203
Current portion of long-term debt, net of unamortized debt origination costs	5,036,824	1,302,384	30,000
Contract liabilities	571,950	1,422,685
Deferred salaries	492,008
Deferred acquisition costs	300,000	300,000
Accrued and other current liabilities	4,565,813	6,547,038	4,840
Total current liabilities	29,810,721	24,417,111	59,043
Long-term debt, net of unamortized debt origination costs	134,514,571	14,773,024
Deferred salaries		393,606	196,803
Deferred acquisition costs	2,700,000	2,700,000
Asset retirement obligations	309,413	305,865
Other long-term liabilities	3,728,842	200,500
Total noncurrent liabilities	141,252,826	18,372,995	196,803
Total liabilities	171,063,547	42,790,106	255,846
Stockholders’ Equity:
Members’ equity	35,178,979	34,930,001	2,470,002
Accumulated deficit	(14,331,403)	(4,155,904)	(1,683,332)
Total Rice Acquisition Corp equity	20,847,576	30,774,097	786,670
Noncontrolling interest	462,568	716,564
Total members’ equity	21,310,144	31,490,661	786,670
Total liabilities and members’ equity	192,373,691	74,280,767	1,042,516
Rice Acquisition Corp. [Member]
Current assets:
Cash and cash equivalents	5,290	1,335,167
Prepaid expenses	469,693	662,865
Total current assets	474,983	1,998,032
Investments held in Trust Account	237,351,433	237,308,171
Total Assets	237,826,416	239,306,203
Current liabilities:
Accrued and other current liabilities	7,950,051	118,446
Accounts payable	71,571	217,918
Franchise tax payable	99,452	65,481
Total current liabilities	8,121,074	401,845
Deferred legal fees	187,500	187,500
Deferred underwriting commissions in connection with the initial public offering	7,610,750	7,610,750
Warrant Liabilities	138,965,647	42,588,487
Total liabilities	154,884,971	50,788,582
Commitments and contingencies
Controlling interest:
Class A common stock; 18,351,762 shares subject to possible redemption at $10.00 per share	77,941,440	183,517,620
Stockholders’ Equity:
Preferred stock value
Common stock value	1,594	538
Common stock value	593	593
Additional paid-in capital	133,067,223	27,492,099
Accumulated deficit	(123,144,622)	(21,629,069)
Total Rice Acquisition Corp equity	9,924,788	5,864,161
Noncontrolling interest	(4,924,783)	(864,160)
Total members’ equity	5,000,005	5,000,001
Total liabilities and members’ equity	237,826,416	239,306,203
Aria Energy LLC [Member]
Current assets:
Cash and cash equivalents	35,699,000	14,257,000	7,081,000
Accounts receivable – net	28,280,000	20,395,000	16,773,000
Inventory	8,416,000	7,770,000	10,664,000
Related party accounts receivable and advances (note 13)	473,000	332,000	299,000
Deposits	1,151,000	1,086,000	1,003,000
Prepaid expenses and other current assets	2,425,000	2,682,000	2,485,000
Assets held for sale		70,034,000
Total current assets	76,444,000	116,556,000	38,305,000
Property and equipment – net of accumulated depreciation	65,532,000	70,759,000	88,818,000
Intangible assets – net of accumulated amortization	120,413,000	126,922,000	227,855,000
Investment in joint ventures (note 6)	85,299,000	77,993,000	70,108,000
Other noncurrent assets	581,000	689,000	1,056,000
Total noncurrent assets	271,825,000	276,363,000	387,837,000
Total Assets	348,269,000	392,919,000	426,142,000
Current liabilities:
Trade accounts payable	2,230,000	1,570,000	2,525,000
Current portion of long-term debt, net of unamortized debt origination costs	137,086,000	102,831,000	106,372,000
Accrued and other current liabilities	11,992,000	25,736,000	21,679,000
Liabilities held for sale		12,534,000
Total current liabilities	151,308,000	142,671,000	130,576,000
Long-term debt, net of unamortized debt origination costs		136,593,000	140,078,000
Derivative liabilities (note 8)	253,000	1,268,000	2,514,000
Below market contracts (note 5)	4,546,000	5,769,000	14,710,000
Asset retirement obligations	3,529,000	3,408,000	6,536,000
Post-retirement obligations (note 10)	3,616,000	3,750,000	3,599,000
Other long-term liabilities	1,714,000	1,400,000
Total noncurrent liabilities	13,658,000	152,188,000	167,437,000
Total liabilities	164,966,000	294,859,000	298,013,000
Controlling interest:
Accumulated other comprehensive loss	(1,155,000)	(1,349,000)	(1,304,000)
Total controlling interest	183,303,000	98,349,000	128,395,000
Stockholders’ Equity:
Accumulated deficit	(134,197,000)	(218,957,000)	(188,956,000)
Noncontrolling interest		(289,000)	(266,000)
Total members’ equity	183,303,000	98,060,000	128,129,000
Total liabilities and members’ equity	348,269,000	392,919,000	426,142,000
Class B Common Stock | Rice Acquisition Corp. [Member]
Stockholders’ Equity:
Common stock value		593
Class A Units | Aria Energy LLC [Member]
Controlling interest:
Controlling interest	299,327,000	299,327,000	299,327,000
Class B Units | Aria Energy LLC [Member]
Controlling interest:
Controlling interest	19,327,000	19,327,000	19,327,000
Class C Units | Aria Energy LLC [Member]
Controlling interest:
Controlling interest	$ 1,000	$ 1,000	$ 1,000